Exhibit 99.1

World Omni Select Auto Trust 2020-A

Monthly Servicer Certificate

December 31, 2020

Dates Covered
Collections Period	12/01/20 - 12/31/20
Interest Accrual Period	12/15/20 - 01/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/20	778,992,646.72	31,480
Principal Payments	25,453,446.80	631
Defaulted Receivables	2,287,218.58	102
Repurchased Accounts	0.00	0
Pool Balance at 12/31/20	751,251,981.34	30,747

Pool Statistics	$ Amount	# of Accounts
Pool Factor	86.75%
Prepayment ABS Speed	1.86%
Aggregate Starting Principal Balance	865,949,696.84	33,461

Delinquent Receivables:
Past Due 31-60 days	22,133,214.71	946
Past Due 61-90 days	6,544,145.56	274
Past Due 91-120 days	1,179,240.02	57
Past Due 121+ days	0.00	0
Total	29,856,600.29	1,277

Total 31+ Delinquent as % Ending Pool Balance	3.97%
Total 61+ Delinquent as % Ending Pool Balance	1.03%
Delinquency Trigger Occurred	NO

Recoveries	657,745.34
Aggregate Net Losses/(Gains) - December 2020	1,629,473.24
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	2.51%
Prior Net Losses Ratio	1.97%
Second Prior Net Losses Ratio	0.46%
Third Prior Net Losses Ratio	0.11%
Four Month Average	1.26%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.39%

Overcollateralization Target Amount	93,906,497.67
Actual Overcollateralization	83,961,449.16
Weighted Average APR	8.53%
Weighted Average Remaining Term	62.68

Flow of Funds	$ Amount
Collections	31,582,438.23
Investment Earnings on Cash Accounts	1,250.31
Servicing Fee(1)	(811,450.67)
Transfer to Collection Account	-
Available Funds	30,772,237.87

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	211,246.51
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	48,482.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	46,010.42
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Class D Interest	53,351.67
(9) Noteholders' Fourth Priority Principal Distributable Amount	-
(10) Class E Interest	-
(11) Noteholders' Fifth Priority Principal Distributable Amount	-
(12) Required Reserve Account	-
(13) Noteholders' Principal Distributable Amount	30,413,147.27
(14) Asset Representation Reviewer Amounts (in excess of 1)	-
(15) Distribution to Certificateholders	-
(16) Collection Account Redeposits	-

Total Distributions of Available Funds	30,772,237.87

Servicing Fee	811,450.67
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	630,400,000.00
Original Class B	69,260,000.00
Original Class C	44,170,000.00
Original Class D	37,660,000.00
Original Class E	19,480,000.00

Total Class A, B, C, D & E
Note Balance @ 12/15/20	697,703,679.45
Principal Paid	30,413,147.27
Note Balance @ 01/15/21	667,290,532.18

Class A-1
Note Balance @ 12/15/20	26,733,679.45
Principal Paid	26,733,679.45
Note Balance @ 01/15/21	0.00
Note Factor @ 01/15/21	0.0000000%

Class A-2
Note Balance @ 12/15/20	342,800,000.00
Principal Paid	3,679,467.82
Note Balance @ 01/15/21	339,120,532.18
Note Factor @ 01/15/21	98.9266430%

Class A-3
Note Balance @ 12/15/20	157,600,000.00
Principal Paid	0.00
Note Balance @ 01/15/21	157,600,000.00
Note Factor @ 01/15/21	100.0000000%

Class B
Note Balance @ 12/15/20	69,260,000.00
Principal Paid	0.00
Note Balance @ 01/15/21	69,260,000.00
Note Factor @ 01/15/21	100.0000000%

Class C
Note Balance @ 12/15/20	44,170,000.00
Principal Paid	0.00
Note Balance @ 01/15/21	44,170,000.00
Note Factor @ 01/15/21	100.0000000%

Class D
Note Balance @ 12/15/20	37,660,000.00
Principal Paid	0.00
Note Balance @ 01/15/21	37,660,000.00
Note Factor @ 01/15/21	100.0000000%

Class E
Note Balance @ 12/15/20	19,480,000.00
Principal Paid	0.00
Note Balance @ 01/15/21	19,480,000.00
Note Factor @ 01/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	359,090.60
Total Principal Paid	30,413,147.27
Total Paid	30,772,237.87

Class A-1
Coupon	0.20633%
Interest Paid	4,749.85
Principal Paid	26,733,679.45
Total Paid to A-1 Holders	26,738,429.30

Class A-2
Coupon	0.47000%
Interest Paid	134,263.33
Principal Paid	3,679,467.82
Total Paid to A-2 Holders	3,813,731.15

Class A-3
Coupon	0.55000%
Interest Paid	72,233.33
Principal Paid	0.00
Total Paid to A-3 Holders	72,233.33

Class B
Coupon	0.84000%
Interest Paid	48,482.00
Principal Paid	0.00
Total Paid to B Holders	48,482.00

Class C
Coupon	1.25000%
Interest Paid	46,010.42
Principal Paid	0.00
Total Paid to C Holders	46,010.42

Class D
Coupon	1.70000%
Interest Paid	53,351.67
Principal Paid	0.00
Total Paid to D Holders	53,351.67

Class E
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4483197
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	37.9703950
Total Distribution Amount	38.4187147

A-1 Interest Distribution Amount	0.0365373
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	205.6436881
Total A-1 Distribution Amount	205.6802254

A-2 Interest Distribution Amount	0.3916667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	10.7335701
Total A-2 Distribution Amount	11.1252368

A-3 Interest Distribution Amount	0.4583333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.4583333

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	1.0416667
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0416667

D Interest Distribution Amount	1.4166668
D Interest Carryover Shortfall	0.0000000
D Principal Distribution Amount	0.0000000
Total D Distribution Amount	1.4166668

E Interest Distribution Amount	0.0000000
E Interest Carryover Shortfall	0.0000000
E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/20	12,989,245.45
Investment Earnings	929.87
Investment Earnings Paid	(929.87)
Deposit/(Withdrawal)	-
Balance as of 01/15/21	12,989,245.45
Change	-

Required Reserve Amount	12,989,245.45

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$17,906,311.91	$10,055,656.95	$11,369,443.42
Number of Extensions	668	382	430
Ratio of extensions to Beginning of Period Receivables Balance	2.30%	1.25%	1.37%

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2020-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules.  Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.

(1)  The Servicing Fee may include the payment of previously Unpaid Servicing Fee,  in whole or in part, at the discretion of the Servicer.

Such amounts have priority prior to the application of Available Funds.